Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 26, 2014
Registrant Name	dei_EntityRegistrantName	ULTRA SERIES FUND
Central Index Key	dei_EntityCentralIndexKey	0000732697
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 26, 2014
Document Effective Date	dei_DocumentEffectiveDate	Aug. 29, 2014
Prospectus Date	rr_ProspectusDate	May 01, 2014
Ultra Series Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000732697_SupplementTextBlock
Ultra Series Fund
Supplement Dated August 29, 2014
This Supplement amends the Prospectus of the Ultra Series Fund (“USF”) Target Retirement Funds dated May 1, 2014, as amended May 14, 2014. Please keep this Supplement with your records.

Effective August 30, 2014, each USF Target Retirement Fund will invest substantially all of its assets in a corresponding newly created series of the Madison Funds (collectively, the “Madison Target Retirement Funds”). By investing in the corresponding Madison Target Retirement Fund, each USF Target Retirement Fund will seek its investment objective through its investment in the corresponding Madison Target Retirement Fund rather than through direct investments in individual securities. Each Madison Target Retirement Fund will, in turn, invest in securities, in accordance with its investment objective and principal investment strategies.

In order to avoid charging duplicate fees to the USF Target Retirement Fund, for as long as the USF Target Retirement Fund invest all of their assets in the corresponding Madison Target Date Fund, all direct fees and expenses of the USF Target Retirement Fund will be contractually waived as reflected in the new Fees and Expenses tables and examples set forth below.

Ultra Series Fund | Madison Target Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USF Target Retirement 2020 Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes you invest $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Ultra Series Fund | Madison Target Retirement 2020 Fund | Madison Target Retirement 2020 Fund, Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[2],[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.30%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.55%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	198
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	352
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	801
Ultra Series Fund | Madison Target Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USF Target Retirement 2030 Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes you invest $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Ultra Series Fund | Madison Target Retirement 2030 Fund | Madison Target Retirement 2030 Fund, Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%	[2],[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.30%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.55%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	198
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	352
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	801
Ultra Series Fund | Madison Target Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USF Target Retirement 2040 Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes you invest $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Ultra Series Fund | Madison Target Retirement 2040 Fund | Madison Target Retirement 2040 Fund, Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.30%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	198
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	352
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	801
Ultra Series Fund | Madison Target Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USF Target Retirement 2050 Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Actual expenses may be greater or less than those shown. The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes you invest $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Ultra Series Fund | Madison Target Retirement 2050 Fund | Madison Target Retirement 2050 Fund, Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.30%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	198
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	352
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 801

[1]	Under a separate services agreement with the fund, the fund’s investment adviser, Madison Asset Management, LLC (“Madison”), has agreed to provide all services to the fund, or to arrange for the provision of all such services (other than management services, which are covered under the investment advisory agreement between the parties), for a fee of 0.05% of net assets annually.
[2]	Fees and expenses incurred indirectly by the fund as a result of investing in shares of the Madison Target Retirement Fund, and the underlying funds in which the Madison Fund invests.
[3]	The fund’s investment adviser, Madison, has contractually agreed until August 29, 2015 to waive and/or reimburse investment advisory and/or service fees of the underlying Madison Target Date Fund to the extent necessary to limit the total operating expenses of the Madison Target Date Fund on an annual basis to 0.65% of net assets. In applying this waiver, Madison must utilize good faith estimates of the expenses of the funds in which the Madison Target Date Fund invests. The fee waiver agreement described above may be terminated by the Board of Trustees of the Madison Target Date Fund at any time and for any reason; however, the Board has no intention of terminating this agreement in the next year. Not included in the fee waiver are (i) any fees and expenses relating to portfolio holdings (e.g., brokerage commissions, interest on loans, etc.); or (ii) extraordinary and non-recurring fees and expenses (e.g., costs relating to any line of credit the fund maintains with its custodian or another entity for investment purposes). Any fees waived will not be subject to later recoupment by Madison.
[4]	In order to avoid charging duplicate fees beginning August 30, 2014 and for as long as the USF Target Retirement Fund invests substantially all of its assets in the underlying Madison Target Retirement Fund, all direct fees and expenses of the USF Target Retirement Fund will be contractually waived.